Average Annual Total Returns			12 Months Ended	27 Months Ended
		Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive GBS Global Markets All Cap Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS Global Markets All Cap Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent			16.75%	21.60%
70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (reflects no deduction for fees or expenses)*
Average Annual Return, Percent	[1]		17.82%	22.75%
Altrius Global Dividend ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.75%	15.07%
Performance Inception Date		Sep. 29, 2022
Altrius Global Dividend ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.12%	14.39%
Altrius Global Dividend ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			2.39%	11.85%

[1]	* The Fund has changed its benchmark to the Solactive GBS Global Markets All Cap Index, which represents the overall global equity market in which the Fund invests.